SUPPLEMENTAL INFORMATION - QUARTERLY FINANCIAL INFORMATION QUARTERLY FINANCIAL INFORMATION (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Natural gas, NGL and crude oil sales	$ 67,773	$ 52,291	$ 51,342	$ 66,955	$ 68,213	$ 57,840	$ 53,424	$ 43,820	$ 238,361	$ 223,297	$ 146,048
Sales from natural gas marketing	14,199	11,178	8,613	11,381	14,504	16,436	18,084	14,446	45,371	63,470	65,235
Commodity price risk management gain (loss), net	14,052	(31,943)	38,729	11,501	2,729	46,706	20,537	(23,882)	32,339	46,090	59,891
Well operations, pipeline income and other	1,115	1,194	1,056	1,169	1,072	1,126	1,149	1,085	4,534	4,432	5,441
Total revenues	97,139	32,720	99,740	91,006	86,518	122,108	93,194	35,469	320,605	337,289	276,615
Costs, expenses and other:
Production costs	13,594	15,797	12,373	12,936	13,455	10,808	9,883	10,686	54,700	44,832	29,867
Cost of natural gas marketing	14,182	11,260	8,490	11,091	14,496	16,526	17,485	14,324	45,023	62,831	64,733
Exploration expense	14,875	1,773	2,374	1,872	2,100	1,031	1,109	1,494	20,894	5,734	9,207
Impairment of natural gas and crude oil properties	4,563	388	356	588	1,090	384	376	451	5,895	2,301	4,370
General and administrative expense	16,019	13,710	14,378	14,708	14,389	13,683	19,509	13,873	58,815	61,454	42,188
Depreciation, depletion and amortization	24,906	22,121	23,839	27,912	25,942	21,360	20,574	19,757	98,778	87,633	66,118
Accretion of asset retirement obligations	1,127	1,101	732	727	555	292	276	275	3,687	1,398	1,044
Gain on sale of Leaseholds	(445)	(1,508)	(2,246)	(154)	(164)	(32)	0	0	(4,353)	(196)	(174)
Total cost, expenses and other	88,821	64,642	60,296	69,680	71,863	64,052	69,212	60,860	283,439	265,987	217,353
Income (loss) from operations	8,318	(31,922)	39,444	21,326	14,655	58,056	23,982	(25,391)	37,166	71,302	59,262
Loss on extinguishment of debt	(23,283)	0	0	0					(23,283)	0	0
Interest expense	(16,430)	(11,360)	(10,053)	(10,444)	(9,360)	(9,496)	(9,067)	(9,062)	(48,287)	(36,985)	(33,250)
Interest income	3	3	0	2	0	36	2	9	8	47	71
Income (loss) from continuing operations before income taxes	(31,392)	(43,279)	29,391	10,884	5,295	48,596	14,917	(34,444)	(34,396)	34,364
Provision for income taxes	11,766	15,268	(10,213)	(4,120)	(1,947)	(18,651)	(4,307)	13,105	12,701	(11,800)	(8,019)
Income (loss) from continuing operations	(19,626)	(28,011)	19,178	6,764	3,348	29,945	10,610	(21,339)	(21,695)	22,564	18,064
Income (loss) from discontinued operations, net of tax	(106,549)	(4,632)	(6,907)	9,071	(11,712)	2,615	(1,445)	1,415	(109,017)	(9,127)	(12,130)
Net income (loss) attributable to shareholders	$ (126,175)	$ (32,643)	$ 12,271	$ 15,835	$ (8,364)	$ 32,560	$ 9,165	$ (19,924)	$ (130,712)	$ 13,437	$ 6,214
Basic
Income (loss) from continuing operations	$ (0.65)	$ (0.93)	$ 0.72	$ 0.29	$ 0.15	$ 1.27	$ 0.45	$ (0.91)	$ (0.78)	$ 0.96	$ 0.94
Income (loss) from discontinued operations	$ (3.52)	$ (0.15)	$ (0.26)	$ 0.38	$ (0.50)	$ 0.11	$ (0.06)	$ 0.06	$ (3.94)	$ (0.39)	$ (0.62)
Net income (loss) attributable to shareholders	$ (4.17)	$ (1.08)	$ 0.46	$ 0.67	$ (0.35)	$ 1.38	$ 0.39	$ (0.85)	$ (4.72)	$ 0.57	$ 0.32
Diluted
Income (loss) from continuing operations	$ (0.65)	$ (0.93)	$ 0.72	$ 0.28	$ 0.15	$ 1.26	$ 0.45	$ (0.91)	$ (0.78)	$ 0.95	$ 0.92
Income (loss) from discontinued operations	$ (3.52)	$ (0.15)	$ (0.26)	$ 0.37	$ (0.50)	$ 0.11	$ (0.07)	$ 0.06	$ (3.94)	$ (0.39)	$ (0.61)
Net income (loss) attributable to shareholders	$ (4.17)	$ (1.08)	$ 0.46	$ 0.66	$ (0.35)	$ 1.37	$ 0.38	$ (0.85)	$ (4.72)	$ 0.56	$ 0.31
Weighted-average common shares outstanding
Basic	30,233	30,214	26,597	23,609	23,592	23,569	23,491	23,428	27,677	23,521	19,674
Diluted	30,233	30,214	26,728	23,889	23,592	23,783	23,723	23,428	27,677	23,871	19,821